Leases - Components of lease expense (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Operating Leases
2023	$ 429
2024	378
2025	205
2026	213
2027	219
Thereafter	884
Total undiscounted lease payments	2,328
Less imputed interest	(600)
Total lease liabilities	1,728
Finance Leases
2023	87
2024	87
2025	77
2026	9
2027	7
Total undiscounted lease payments	267
Less imputed interest	(33)
Total lease liabilities	$ 234